Distribution Date:	09/17/21	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29
Determination Date:	09/13/21
Next Distribution Date:	10/18/21
Record Date:	08/31/21	Commercial Mortgage Pass-Through Certificates
Series 2016-C29

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	4		General Information Number	(212) 761-4000
Certificate Interest Reconciliation Detail	5		1585 Broadway, | New York, NY 10036
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	7
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	8	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	9-13		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	14-16		200 S. Biscayne Blvd.,Suite 3550 | Miami, FL 33131
Mortgage Loan Detail (Part 2)	17-19	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	20
			David Rodgers	(212) 230-9025
Historical Detail	21		600 Third Avenue,40th Floor | New York, NY 10016
Delinquency Loan Detail	22	Certificate Administrator	Wells Fargo Bank, N.A.
Collateral Stratification and Historical Detail	23		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	24				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	25-26
		Trustee	Wilmington Trust, National Association
Modified Loan Detail	27		General Contact	(302) 636-4140
Historical Liquidated Loan Detail	28		1100 North Market St., | Wilmington, DE 19890
Historical Bond / Collateral Loss Reconciliation Detail	29
Interest Shortfall Detail - Collateral Level	30
Supplemental Notes	31

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	61766EBA2	1.597000%	29,800,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61766EBB0	2.786000%	39,500,000.00	9,653,762.81	12,968.86	22,412.82	0.00	0.00	35,381.68	9,640,793.95	32.57%	30.00%
A-SB	61766EBC8	3.140000%	58,500,000.00	55,077,514.78	814,334.09	144,119.50	0.00	0.00	958,453.59	54,263,180.69	32.57%	30.00%
A-3	61766EBD6	3.058000%	190,000,000.00	190,000,000.00	0.00	484,183.33	0.00	0.00	484,183.33	190,000,000.00	32.57%	30.00%
A-4	61766EBE4	3.325000%	248,821,000.00	248,821,000.00	0.00	689,441.52	0.00	0.00	689,441.52	248,821,000.00	32.57%	30.00%
A-S	61766EBH7	3.604000%	54,639,000.00	54,639,000.00	0.00	164,099.13	0.00	0.00	164,099.13	54,639,000.00	25.24%	23.25%
B	61766EBJ3	4.039000%	42,497,000.00	42,497,000.00	0.00	143,037.82	0.00	0.00	143,037.82	42,497,000.00	19.54%	18.00%
C	61766EBK0	4.890977%	35,413,000.00	35,413,000.00	0.00	144,336.82	0.00	0.00	144,336.82	35,413,000.00	14.79%	13.63%
D	61766EAL9	3.000000%	42,497,000.00	42,497,000.00	0.00	106,242.50	0.00	0.00	106,242.50	42,497,000.00	9.09%	8.38%
E	61766EAN5	2.877000%	22,260,000.00	22,260,000.00	0.00	53,368.35	0.00	0.00	53,368.35	22,260,000.00	6.11%	5.63%
F	61766EAQ8	2.877000%	8,095,000.00	8,095,000.00	0.00	19,407.76	0.00	0.00	19,407.76	8,095,000.00	5.02%	4.63%
G	61766EAS4	2.877000%	17,201,000.00	17,201,000.00	0.00	32,819.62	0.00	0.00	32,819.62	17,201,000.00	2.71%	2.50%
H*	61766EAU9	2.877000%	20,236,885.00	20,236,885.00	0.00	0.00	0.00	0.00	0.00	20,236,885.00	0.00%	0.00%
V	61766EAX3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61766EAY1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			809,459,885.00	746,391,162.59	827,302.95	2,003,469.17	0.00	0.00	2,830,772.12	745,563,859.64

Notional Certificates
X-A	61766EBF1	1.697290%	566,621,000.00	503,552,277.59	0.00	712,228.53	0.00	0.00	712,228.53	502,724,974.64
X-B	61766EBG9	1.096665%	97,136,000.00	97,136,000.00	0.00	88,771.37	0.00	0.00	88,771.37	97,136,000.00
X-D	61766EAA3	1.890977%	42,497,000.00	42,497,000.00	0.00	66,967.39	0.00	0.00	66,967.39	42,497,000.00
X-E	61766EAC9	2.013977%	22,260,000.00	22,260,000.00	0.00	37,359.28	0.00	0.00	37,359.28	22,260,000.00
X-F	61766EAE5	2.013977%	8,095,000.00	8,095,000.00	0.00	13,585.96	0.00	0.00	13,585.96	8,095,000.00
X-G	61766EAG0	2.013977%	17,201,000.00	17,201,000.00	0.00	28,868.69	0.00	0.00	28,868.69	17,201,000.00

										Certificate Distribution Detail continued to next page

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Notional Certificates
X-H	61766EAJ4	2.013977%	20,236,885.00	20,236,885.00	0.00	33,963.86	0.00	0.00	33,963.86	20,236,885.00
Notional SubTotal			774,046,885.00	710,978,162.59	0.00	981,745.08	0.00	0.00	981,745.08	710,150,859.64

Deal Distribution Total					827,302.95	2,985,214.25	0.00	0.00	3,812,517.20

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 3 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61766EBA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61766EBB0	244.39905848	0.32832557	0.56741316	0.00000000	0.00000000	0.00000000	0.00000000	0.89573873	244.07073291
A-SB	61766EBC8	941.49597915	13.92024085	2.46358120	0.00000000	0.00000000	0.00000000	0.00000000	16.38382205	927.57573829
A-3	61766EBD6	1,000.00000000	0.00000000	2.54833332	0.00000000	0.00000000	0.00000000	0.00000000	2.54833332	1,000.00000000
A-4	61766EBE4	1,000.00000000	0.00000000	2.77083333	0.00000000	0.00000000	0.00000000	0.00000000	2.77083333	1,000.00000000
A-S	61766EBH7	1,000.00000000	0.00000000	3.00333333	0.00000000	0.00000000	0.00000000	0.00000000	3.00333333	1,000.00000000
B	61766EBJ3	1,000.00000000	0.00000000	3.36583335	0.00000000	0.00000000	0.00000000	0.00000000	3.36583335	1,000.00000000
C	61766EBK0	1,000.00000000	0.00000000	4.07581453	0.00000000	0.00000000	0.00000000	0.00000000	4.07581453	1,000.00000000
D	61766EAL9	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	61766EAN5	1,000.00000000	0.00000000	2.39750000	0.00000000	0.00000000	0.00000000	0.00000000	2.39750000	1,000.00000000
F	61766EAQ8	1,000.00000000	0.00000000	2.39749969	0.00000000	0.00000000	0.00000000	0.00000000	2.39749969	1,000.00000000
G	61766EAS4	1,000.00000000	0.00000000	1.90800651	0.48949363	1.43758502	0.00000000	0.00000000	1.90800651	1,000.00000000
H	61766EAU9	1,000.00000000	0.00000000	0.00000000	2.39749991	31.61397666	0.00000000	0.00000000	0.00000000	1,000.00000000
V	61766EAX3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61766EAY1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61766EBF1	888.69328456	0.00000000	1.25697517	0.00000000	0.00000000	0.00000000	0.00000000	1.25697517	887.23322051
X-B	61766EBG9	1,000.00000000	0.00000000	0.91388744	0.00000000	0.00000000	0.00000000	0.00000000	0.91388744	1,000.00000000
X-D	61766EAA3	1,000.00000000	0.00000000	1.57581453	0.00000000	0.00000000	0.00000000	0.00000000	1.57581453	1,000.00000000
X-E	61766EAC9	1,000.00000000	0.00000000	1.67831447	0.00000000	0.00000000	0.00000000	0.00000000	1.67831447	1,000.00000000
X-F	61766EAE5	1,000.00000000	0.00000000	1.67831501	0.00000000	0.00000000	0.00000000	0.00000000	1.67831501	1,000.00000000
X-G	61766EAG0	1,000.00000000	0.00000000	1.67831463	0.00000000	0.00000000	0.00000000	0.00000000	1.67831463	1,000.00000000
X-H	61766EAJ4	1,000.00000000	0.00000000	1.67831462	0.00000000	0.00000000	0.00000000	0.00000000	1.67831462	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 4 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	08/01/21 - 08/30/21	30	0.00	22,412.82	0.00	22,412.82	0.00	0.00	0.00	22,412.82	0.00
A-SB	08/01/21 - 08/30/21	30	0.00	144,119.50	0.00	144,119.50	0.00	0.00	0.00	144,119.50	0.00
A-3	08/01/21 - 08/30/21	30	0.00	484,183.33	0.00	484,183.33	0.00	0.00	0.00	484,183.33	0.00
A-4	08/01/21 - 08/30/21	30	0.00	689,441.52	0.00	689,441.52	0.00	0.00	0.00	689,441.52	0.00
X-A	08/01/21 - 08/30/21	30	0.00	712,228.53	0.00	712,228.53	0.00	0.00	0.00	712,228.53	0.00
X-B	08/01/21 - 08/30/21	30	0.00	88,771.37	0.00	88,771.37	0.00	0.00	0.00	88,771.37	0.00
X-D	08/01/21 - 08/30/21	30	0.00	66,967.39	0.00	66,967.39	0.00	0.00	0.00	66,967.39	0.00
X-E	08/01/21 - 08/30/21	30	0.00	37,359.28	0.00	37,359.28	0.00	0.00	0.00	37,359.28	0.00
X-F	08/01/21 - 08/30/21	30	0.00	13,585.96	0.00	13,585.96	0.00	0.00	0.00	13,585.96	0.00
X-G	08/01/21 - 08/30/21	30	0.00	28,868.69	0.00	28,868.69	0.00	0.00	0.00	28,868.69	0.00
X-H	08/01/21 - 08/30/21	30	0.00	33,963.86	0.00	33,963.86	0.00	0.00	0.00	33,963.86	0.00
A-S	08/01/21 - 08/30/21	30	0.00	164,099.13	0.00	164,099.13	0.00	0.00	0.00	164,099.13	0.00
B	08/01/21 - 08/30/21	30	0.00	143,037.82	0.00	143,037.82	0.00	0.00	0.00	143,037.82	0.00
C	08/01/21 - 08/30/21	30	0.00	144,336.82	0.00	144,336.82	0.00	0.00	0.00	144,336.82	0.00
D	08/01/21 - 08/30/21	30	0.00	106,242.50	0.00	106,242.50	0.00	0.00	0.00	106,242.50	0.00
E	08/01/21 - 08/30/21	30	0.00	53,368.35	0.00	53,368.35	0.00	0.00	0.00	53,368.35	0.00
F	08/01/21 - 08/30/21	30	0.00	19,407.76	0.00	19,407.76	0.00	0.00	0.00	19,407.76	0.00
G	08/01/21 - 08/30/21	30	16,269.12	41,239.40	0.00	41,239.40	8,419.78	0.00	0.00	32,819.62	24,727.90
H	08/01/21 - 08/30/21	30	589,836.35	48,517.93	0.00	48,517.93	48,517.93	0.00	0.00	0.00	639,768.41
Totals			606,105.47	3,042,151.96	0.00	3,042,151.96	56,937.71	0.00	0.00	2,985,214.25	664,496.31

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 5 of 31

Additional Information
Total Available Distribution Amount (1)	3,812,517.20
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 6 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,057,337.86	Master Servicing Fee	8,201.22
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,546.17
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	321.36
ARD Interest	0.00	Operating Advisor Fee	1,707.92
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	199.25
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,057,337.86	Total Fees	15,185.92

Principal		Expenses/Reimbursements
Scheduled Principal	827,302.95	Reimbursement for Interest on Advances	633.50
Unscheduled Principal Collections		ASER Amount	38,777.08
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	17,527.13
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	827,302.95	Total Expenses/Reimbursements	56,937.71

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,985,214.25
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	827,302.95
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,812,517.20
Total Funds Collected	3,884,640.81	Total Funds Distributed	3,884,640.83

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 7 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	746,391,162.68	746,391,162.68	Beginning Certificate Balance	746,391,162.59
(-) Scheduled Principal Collections	827,302.95	827,302.95	(-) Principal Distributions	827,302.95
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	745,563,859.73	745,563,859.73	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	747,304,234.98	747,304,234.98	Ending Certificate Balance	745,563,859.64
Ending Actual Collateral Balance	746,592,242.84	746,592,242.84

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.09)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.09)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.89
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 8 of 31

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	7	68,882,431.40	9.24%	54	4.9822	NAP	Defeased	7	68,882,431.40	9.24%	54	4.9822	NAP
5,000,000 or less	15	60,602,679.92	8.13%	53	5.0714	1.459372	1.30 or less	12	128,109,754.66	17.18%	45	4.9005	0.064540
5,000,001 to 10,000,000	21	151,952,499.38	20.38%	53	5.0337	1.640087	1.31 to 1.40	3	18,014,169.41	2.42%	54	4.9755	1.332978
10,000,001 to 15,000,000	10	120,817,623.43	16.20%	53	4.8410	1.653866	1.41 to 1.50	7	75,887,679.43	10.18%	50	4.8489	1.442976
15,000,001 to 20,000,000	6	108,417,415.60	14.54%	44	4.7657	1.046982	1.51 to 1.60	2	23,618,349.60	3.17%	55	4.8655	1.565569
20,000,001 to 25,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61 to 1.80	11	112,066,971.45	15.03%	54	4.7762	1.694860
25,000,001 to 50,000,000	5	178,891,210.00	23.99%	52	4.4058	1.622389	1.81 to 2.00	11	128,176,734.03	17.19%	53	4.8582	1.894612
50,000,001 or greater	1	56,000,000.00	7.51%	51	4.3085	2.282900	2.01 to 2.25	4	31,672,556.80	4.25%	53	5.1001	2.138358
Totals	65	745,563,859.73	100.00%	51	4.7567	1.568768	2.26 to 2.50	4	113,971,038.11	15.29%	52	4.1795	2.362110
							2.51 to 3.00	3	39,024,174.84	5.23%	53	4.5216	2.593008
							3.01 or greater	1	6,140,000.00	0.82%	55	4.9900	3.157100
							Totals	65	745,563,859.73	100.00%	51	4.7567	1.568768
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 31

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	13	68,882,431.40	9.24%	54	4.9822	NAP	Totals	101	745,563,859.73	100.00%	51	4.7567	1.568768
Arizona	2	12,235,485.74	1.64%	55	5.1636	1.883193
									Property Type³
California	5	38,502,054.39	5.16%	54	5.0918	1.900670
Connecticut	1	5,717,105.95	0.77%	55	4.9330	1.773000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Florida	5	24,047,187.12	3.23%	55	4.7799	2.269306		Properties	Balance	Agg. Bal.			DSCR¹
Georgia	2	12,384,208.54	1.66%	55	5.1752	1.282253	Defeased	13	68,882,431.40	9.24%	54	4.9822	NAP
Illinois	20	37,132,653.53	4.98%	54	4.8206	1.782880	Industrial	5	34,101,891.36	4.57%	52	4.8641	2.158152
Indiana	2	27,882,512.39	3.74%	54	4.7130	1.196312	Lodging	10	102,324,801.46	13.72%	43	4.9135	0.060123
Louisiana	5	50,320,344.76	6.75%	53	4.5789	1.707320	Mixed Use	2	11,113,269.37	1.49%	52	4.8815	1.269199
Maryland	1	11,288,722.03	1.51%	50	4.8670	2.186600	Mobile Home Park	1	4,057,114.06	0.54%	53	5.2910	1.446200
Massachusetts	1	19,895,406.47	2.67%	3	4.9330	(0.662100)	Multi-Family	23	87,412,074.46	11.72%	54	4.8080	1.745585
Michigan	6	19,766,143.39	2.65%	53	4.9584	1.765898	Office	4	105,870,481.67	14.20%	53	4.7388	1.858033
Mississippi	1	16,670,000.00	2.24%	51	4.3485	2.606500	Retail	30	283,172,978.70	37.98%	52	4.5829	1.829299
Missouri	3	14,268,552.75	1.91%	53	5.1259	0.462000	Self Storage	13	48,628,817.96	6.52%	51	4.9174	2.098189
Nevada	2	34,330,095.97	4.60%	51	4.6220	1.364934	Totals	101	745,563,859.73	100.00%	51	4.7567	1.568768
New Hampshire	1	27,070,706.98	3.63%	52	4.3960	(0.374800)
New Jersey	3	38,891,189.18	5.22%	51	4.8163	0.886280
New Mexico	1	4,057,114.06	0.54%	53	5.2910	1.446200
New York	1	10,067,077.83	1.35%	55	4.9330	1.875300
North Carolina	2	16,238,117.51	2.18%	54	5.1020	2.181559
Oklahoma	1	46,600,000.00	6.25%	52	3.8420	2.471700
Pennsylvania	9	114,604,594.85	15.37%	52	4.5947	2.061115
Texas	10	70,389,486.53	9.44%	51	4.9636	1.548601
Utah	1	6,658,924.06	0.89%	55	5.2800	0.556500
Washington	3	17,663,745.01	2.37%	56	5.1011	0.841412

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 10 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	68,882,431.40	9.24%	54	4.9822	NAP	Defeased	7	68,882,431.40	9.24%	54	4.9822	NAP
	4.500% or less	6	176,670,661.92	23.70%	52	4.2297	1.798769	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	32	376,127,252.89	50.45%	50	4.7982	1.509654	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.500%	18	114,024,462.81	15.29%	53	5.2191	1.510677	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.501% or greater	2	9,859,050.71	1.32%	55	5.6926	1.135200	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	65	745,563,859.73	100.00%	51	4.7567	1.568768	49 months or greater	58	676,681,428.33	90.76%	51	4.7337	1.579854
								Totals	65	745,563,859.73	100.00%	51	4.7567	1.568768
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	68,882,431.40	9.24%	54	4.9822	NAP	Defeased	7	68,882,431.40	9.24%	54	4.9822	NAP
	60 months or less	58	676,681,428.33	90.76%	51	4.7337	1.579854	Interest Only	8	191,305,000.00	25.66%	52	4.4125	2.280704
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	5	21,381,641.07	2.87%	51	5.1290	0.425346
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	45	463,994,787.26	62.23%	51	4.8480	1.344095
	Totals	65	745,563,859.73	100.00%	51	4.7567	1.568768	301 months to 345 months	0	0.00	0.00%	0	0.0000	0.000000
								346 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	65	745,563,859.73	100.00%	51	4.7567	1.568768
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 12 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	7	68,882,431.40	9.24%	54	4.9822	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	57	671,957,070.19	90.13%	51	4.7354	1.597689
	13 months to 24 months	1	4,724,358.14	0.63%	43	4.5000	(0.956900)
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	65	745,563,859.73	100.00%	51	4.7567	1.568768
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 13 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	305861001	RT	Grove City	PA	Actual/360	4.30925%	207,765.44	0.00	0.00	N/A	12/01/25	--	56,000,000.00	56,000,000.00	09/01/21
2	300801438	OF	West Conshohocken	PA	Actual/360	4.84025%	208,388.89	0.00	0.00	N/A	02/01/26	--	50,000,000.00	50,000,000.00	09/01/21
3	305351003	RT	Oklahoma City	OK	Actual/360	3.84225%	154,170.92	0.00	0.00	N/A	01/01/26	--	46,600,000.00	46,600,000.00	09/01/21
4	305861004	IN	Various	SC	Actual/360	5.23025%	126,718.78	63,431.07	0.00	N/A	04/01/26	--	28,137,149.28	28,073,718.21	09/01/21
5	300801398	RT	Henderson	NV	Actual/360	4.52225%	115,462.62	36,935.38	0.00	N/A	11/01/25	--	29,651,841.60	29,614,906.22	09/01/21
6	300801425	LO	Portsmouth	NH	Actual/360	4.39625%	102,656.56	47,830.49	0.00	N/A	01/01/26	--	27,118,537.47	27,070,706.98	09/01/21
7	1544034	OF	New Orleans	LA	Actual/360	4.46025%	98,461.27	31,651.06	0.00	N/A	03/01/26	--	25,637,247.86	25,605,596.80	09/01/21
8	1546110	LO	Freehold	NJ	Actual/360	4.92525%	82,902.14	31,531.03	0.00	N/A	12/01/25	--	19,547,909.40	19,516,378.37	03/01/21
9	300801447	LO	Cambridge	MA	Actual/360	4.93325%	84,630.91	27,776.04	0.00	N/A	12/01/21	--	19,923,182.51	19,895,406.47	08/01/21
10	1646964	MF	Park Forest	IL	Actual/360	4.82025%	81,792.27	22,330.97	0.00	N/A	04/01/26	--	19,706,343.21	19,684,012.24	09/01/21
11	1546633	MF	Bloomington	IN	Actual/360	4.58025%	68,188.42	28,987.04	0.00	N/A	04/01/26	--	17,289,640.28	17,260,653.24	09/01/21
12	305861012	RT	Gulfport	MS	Actual/360	4.34825%	62,421.51	0.00	0.00	N/A	12/01/25	--	16,670,000.00	16,670,000.00	09/01/21
13	695100616	OF	Farmington Hills	MI	Actual/360	4.93825%	65,542.50	22,941.95	0.00	N/A	01/06/26	--	15,413,907.23	15,390,965.28	09/06/21
14	300801457	SS	Various	FL	Actual/360	4.55025%	58,290.60	23,255.08	0.00	N/A	05/01/26	--	14,877,429.92	14,854,174.84	09/01/21
15	305861015	Various Baton Rouge		LA	Actual/360	4.61025%	55,975.20	24,218.89	0.00	N/A	11/01/25	--	14,100,533.79	14,076,314.90	09/01/21
16	453011334	OF	Lawrence Township	NJ	Actual/360	4.67325%	59,906.00	14,586.64	0.00	N/A	01/01/26	--	14,888,506.23	14,873,919.59	08/01/21
17	695100641	RT	San Bernardino	CA	Actual/360	5.25025%	57,084.45	18,015.25	0.00	N/A	04/06/26	--	12,626,974.09	12,608,958.84	09/06/21
18	305861018	IN	Frederick	MD	Actual/360	4.86725%	47,378.69	16,068.04	0.00	N/A	11/01/25	--	11,304,790.07	11,288,722.03	09/01/21
19	1545773	RT	Renton	WA	Actual/360	4.80025%	44,626.00	17,284.51	0.00	N/A	05/01/26	--	10,796,612.79	10,779,328.28	09/01/21
20	305861020	RT	Murrieta	CA	Actual/360	4.98925%	48,570.95	12,550.10	0.00	N/A	01/01/26	--	11,305,867.67	11,293,317.57	09/01/21
21	1646965	MF	Park Forest	IL	Actual/360	4.82025%	47,092.52	12,857.22	0.00	N/A	04/01/26	--	11,346,076.40	11,333,219.18	09/01/21
22	300801435	RT	West Lafayette	IN	Actual/360	4.92925%	45,146.24	14,758.98	0.00	N/A	01/01/26	--	10,636,618.13	10,621,859.15	12/01/20
24	1646912	MF	El Paso	TX	Actual/360	4.99025%	44,538.59	11,227.32	0.00	N/A	05/01/26	--	10,365,177.72	10,353,950.40	09/01/21
25	695100644	LO	Greenville	NC	Actual/360	5.41525%	44,558.89	13,712.74	0.00	N/A	04/06/26	--	9,556,013.02	9,542,300.28	09/06/21
26	300801454	SS	Port Chester	NY	Actual/360	4.93325%	42,810.82	11,128.53	0.00	N/A	04/01/26	--	10,078,206.36	10,067,077.83	09/01/21
27	305861027	RT	Killeen	TX	Actual/360	4.82025%	38,301.24	14,812.13	0.00	N/A	04/01/26	--	9,227,978.72	9,213,166.59	09/01/21
28	695100637	RT	Ferguson	MO	Actual/360	5.19525%	41,266.73	13,887.88	0.00	N/A	03/06/26	--	9,224,764.18	9,210,876.30	03/06/20
29	300801415	MF	Houston	TX	Actual/360	4.73825%	40,398.38	11,694.05	0.00	N/A	12/01/25	--	9,901,697.58	9,890,003.53	09/01/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
30	305861030	MF	Houston	TX	Actual/360	5.14025%	38,813.20	13,262.57	0.00	N/A	04/01/26	--	8,769,141.88	8,755,879.31	09/01/21
31	695100624	RT	Various	PA	Actual/360	5.03225%	37,349.50	14,961.41	0.00	N/A	01/06/26	--	8,619,556.26	8,604,594.85	09/06/21
32	300801437	OF	San Jose	CA	Actual/360	4.68925%	34,929.74	11,688.18	0.00	N/A	02/01/26	--	8,650,793.94	8,639,105.76	09/01/21
33	305861033	RT	Metairie	LA	Actual/360	4.85025%	33,924.37	13,040.20	0.00	N/A	03/01/26	--	8,122,895.59	8,109,855.39	09/01/21
34	300801434	MF	Dallas	TX	Actual/360	4.79925%	33,318.92	12,321.71	0.00	N/A	01/01/26	--	8,062,709.93	8,050,388.22	09/01/21
35	1546584	MF	Killeen	TX	Actual/360	4.92025%	32,841.89	12,373.27	0.00	N/A	02/01/26	--	7,751,824.07	7,739,450.80	09/01/21
36	1546586	RT	Phoenix	AZ	Actual/360	5.07025%	33,053.90	10,775.84	0.00	N/A	04/01/26	--	7,571,040.70	7,560,264.86	09/01/21
38	695100629	MF	Various	IL	Actual/360	4.85025%	31,322.92	0.00	0.00	N/A	02/06/26	--	7,500,000.00	7,500,000.00	09/06/21
39	300801433	RT	Charlotte	NC	Actual/360	4.65625%	26,891.04	11,292.70	0.00	N/A	01/01/26	--	6,707,109.93	6,695,817.23	09/01/21
40	305861040	LO	Layton	UT	Actual/360	5.28025%	30,320.56	9,821.33	0.00	N/A	04/01/26	--	6,668,745.39	6,658,924.06	09/01/21
41	695100646	LO	Ringgold	GA	Actual/360	5.61025%	31,284.31	8,945.37	0.00	N/A	04/06/26	--	6,475,966.37	6,467,021.00	09/06/21
42	1546744	IN	Allen	TX	Actual/360	5.09025%	28,379.80	8,532.91	0.00	N/A	04/05/26	--	6,474,889.29	6,466,356.38	09/05/21
43	1546680	MF	Columbus	OH	Actual/360	4.72025%	27,169.94	7,789.34	0.00	N/A	03/01/26	--	6,684,785.66	6,676,996.32	09/01/21
44	1646929	MF	Albany	GA	Actual/360	4.70025%	23,987.53	9,723.93	0.00	N/A	04/01/26	--	5,926,911.47	5,917,187.54	09/01/21
45	305861045	LO	Joplin	MO	Actual/360	5.00025%	21,859.30	19,321.94	0.00	N/A	12/01/25	--	5,076,998.39	5,057,676.45	09/01/21
46	305861046	IN	San Diego	CA	Actual/360	4.99025%	26,383.24	0.00	0.00	N/A	04/01/26	--	6,140,000.00	6,140,000.00	09/01/21
48	300801445	RT	Chicago	IL	Actual/360	4.92425%	25,505.68	6,691.60	0.00	N/A	03/01/26	--	6,015,332.91	6,008,641.31	09/01/21
49	300801455	SS	New Haven	CT	Actual/360	4.93325%	24,312.32	6,319.90	0.00	N/A	04/01/26	--	5,723,425.85	5,717,105.95	09/01/21
50	695100643	RT	Oldsmar	FL	Actual/360	5.32025%	24,398.57	6,211.53	0.00	N/A	04/06/26	--	5,325,907.56	5,319,696.03	09/06/21
51	300801236	LO	Dallas	TX	Actual/360	4.50025%	18,356.37	12,770.25	0.00	N/A	04/01/25	--	4,737,128.39	4,724,358.14	03/01/20
52	300801449	SS	Corpus Christi	TX	Actual/360	5.48025%	23,940.79	6,652.09	0.00	N/A	04/01/23	--	5,073,396.19	5,066,744.10	09/01/21
53	695100636	MU	Las Vegas	NV	Actual/360	5.25025%	21,364.94	10,694.81	0.00	N/A	03/06/26	--	4,725,884.56	4,715,189.75	09/06/21
54	300801442	SS	Stockton	CA	Actual/360	4.85025%	21,798.43	5,905.39	0.00	N/A	03/01/26	--	5,219,445.60	5,213,540.21	09/01/21
55	695100635	RT	Fresno	CA	Actual/360	5.04525%	19,690.39	7,018.58	0.00	N/A	03/06/26	--	4,532,459.20	4,525,440.62	09/06/21
56	300801450	SS	Tucson	AZ	Actual/360	5.31525%	21,419.20	4,723.92	0.00	N/A	04/01/26	--	4,679,944.80	4,675,220.88	09/01/21
57	305861057	SS	Various	MI	Actual/360	5.03025%	18,977.82	6,285.17	0.00	N/A	04/01/26	--	4,381,463.28	4,375,178.11	09/01/21
58	305861058	RT	Sicklerville	NJ	Actual/360	4.82025%	18,704.40	5,591.02	0.00	N/A	12/01/25	--	4,506,482.24	4,500,891.22	09/01/21
59	1647038	RT	San Antonio	TX	Actual/360	5.42025%	20,792.48	0.00	0.00	N/A	04/01/26	--	4,455,000.00	4,455,000.00	09/01/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
60	695100638	RT	Chula Vista	CA	Actual/360	5.09325%	17,281.10	6,047.25	0.00	N/A	03/06/26	--	3,940,384.61	3,934,337.36	09/06/21
61	300801439	MH	Albuquerque	NM	Actual/360	5.29125%	18,508.50	5,206.89	0.00	N/A	02/01/26	--	4,062,320.95	4,057,114.06	09/01/21
62	695100639	RT	Pasco	WA	Actual/360	5.30325%	15,983.55	7,810.41	0.00	N/A	04/06/26	--	3,500,197.43	3,492,387.02	09/06/21
63	305861063	RT	Various	IL	Actual/360	4.61025%	15,640.71	0.00	0.00	N/A	09/01/25	--	3,940,000.00	3,940,000.00	09/01/21
64	300801446	SS	Longwood	FL	Actual/360	4.92025%	16,428.24	4,317.54	0.00	N/A	03/01/26	--	3,877,633.79	3,873,316.25	09/01/21
65	695100642	LO	Yakima	WA	Actual/360	5.85025%	17,122.68	7,013.53	0.00	N/A	04/06/26	--	3,399,043.24	3,392,029.71	09/06/21
66	305861066	RT	Friendswood	TX	Actual/360	4.90025%	14,423.42	4,682.74	0.00	N/A	04/01/26	--	3,418,322.60	3,413,639.86	09/01/21
68	305861068	IN	Gonzales	LA	Actual/360	4.74025%	10,338.16	4,251.09	0.00	N/A	11/01/25	--	2,532,828.03	2,528,576.94	09/01/21
69	305861069	MH	Corpus Christi	TX	Actual/360	5.26025%	5,472.42	1,786.15	0.00	N/A	04/01/26	--	1,208,187.07	1,206,400.92	09/01/21
Totals							3,057,337.86	827,302.95	0.00				746,391,162.68	745,563,859.73
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 16 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	13,627,925.00	3,634,712.00	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	6,596,935.86	3,415,589.94	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	33,250,375.76	15,332,684.10	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
5	2,592,351.94	1,337,732.59	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	(864,429.46)	(456,082.97)	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	4,869,173.79	1,691,306.68	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	(124,486.00)	0.00	--	--	08/11/21	3,573,211.25	30,277.02	99,080.71	655,820.39	141,578.85	0.00
9	(2,167,586.98)	0.00	--	--	11/12/20	0.00	0.00	785,961.58	785,961.58	0.00	0.00
10	1,686,336.32	398,655.37	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,790,796.66	493,201.33	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	6,134,488.00	1,551,832.00	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,036,076.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,424,681.08	1,275,183.16	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,570,955.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	13,394,461.72	0.00	--	--	--	0.00	0.00	74,396.49	74,396.49	0.00	0.00
17	1,211,179.68	355,533.16	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,399,470.61	899,209.24	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	882,309.15	130,993.81	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,087,759.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	387,497.00	0.00	--	--	05/11/21	1,601,010.61	33,504.34	53,000.35	505,235.52	0.00	0.00
24	925,100.00	762,884.64	01/01/20	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,102,421.26	1,583,613.37	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,056,542.76	521,225.59	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	877,779.48	590,861.28	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	446,007.44	0.00	--	--	10/13/20	3,036,561.46	258,904.23	41,216.31	726,039.83	0.00	0.00
29	1,118,426.94	531,090.28	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 17 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
30	1,131,158.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	870,057.79	228,512.49	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	1,095,130.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,126,013.81	574,872.39	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	861,671.00	460,293.60	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,065,003.88	508,741.70	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1,059,716.53	274,113.19	11/01/20	01/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	339,939.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	487,121.90	652,367.42	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	862,809.41	529,728.13	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	265,769.10	309,143.51	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	169,587.00	0.00	--	--	06/11/21	0.00	5,718.16	0.00	0.00	0.00	0.00
46	1,059,661.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	485,100.00	242,550.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	419,356.38	284,660.12	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	515,303.76	330,393.34	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	468,773.00	(131,835.00)	01/01/20	06/30/20	07/12/21	880,967.51	18,715.77	27,664.82	541,193.88	8,165.49	0.00
52	549,507.87	268,734.64	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	337,728.84	212,168.70	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	622,982.60	325,578.14	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	567,284.42	320,323.85	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	604,817.07	165,315.51	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
58	575,163.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	578,102.07	187,828.18	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 18 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
60	433,237.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
61	454,365.02	216,008.44	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
62	370,888.07	187,678.52	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
63	363,803.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
64	395,677.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
65	73,920.16	348,986.88	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
66	318,226.24	202,601.06	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
68	511,598.00	182,110.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
69	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	116,352,023.06	40,931,100.38				9,091,750.83	347,119.52	1,081,320.26	3,288,647.69	149,744.34	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 19 of 31

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 20 of 31

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/21	0	0.00	0	0.00	4	44,073,471.96	0	0.00	2	13,935,234.44	0	0.00	0	0.00	0	0.00	4.756689%	4.704931%	51
08/17/21	0	0.00	0	0.00	4	44,146,420.10	0	0.00	2	13,961,892.57	0	0.00	0	0.00	0	0.00	4.756831%	4.705057%	52
07/16/21	0	0.00	0	0.00	4	44,219,061.55	0	0.00	2	13,988,439.55	0	0.00	0	0.00	0	0.00	4.756973%	4.705182%	53
06/17/21	0	0.00	1	19,613,244.42	4	44,665,310.95	0	0.00	2	14,016,798.36	0	0.00	0	0.00	2	13,072,185.42	4.757127%	4.705319%	54
05/17/21	0	0.00	1	19,644,366.38	5	52,131,715.61	0	0.00	2	14,043,116.25	0	0.00	0	0.00	0	0.00	4.768383%	4.712882%	55
04/16/21	1	19,678,037.60	0	0.00	5	52,217,558.63	0	0.00	2	14,071,254.25	1	5,154,875.71	0	0.00	0	0.00	4.768533%	4.714881%	56
03/17/21	0	0.00	1	19,708,885.93	6	57,469,611.02	0	0.00	2	14,097,344.92	0	0.00	0	0.00	0	0.00	4.768659%	4.719886%	57
02/18/21	0	0.00	1	20,101,008.71	6	57,236,887.71	0	0.00	2	14,129,139.72	0	0.00	0	0.00	0	0.00	4.768834%	4.720034%	58
01/15/21	1	20,127,915.07	2	30,523,662.52	4	26,813,121.89	0	0.00	2	14,154,988.49	0	0.00	0	0.00	1	10,695,823.39	4.768968%	4.720146%	59
12/17/20	1	19,808,654.01	1	10,759,670.43	4	26,867,931.72	0	0.00	2	14,180,729.52	0	0.00	0	0.00	0	0.00	4.768960%	4.716553%	59
11/18/20	0	0.00	2	30,616,969.77	5	32,667,149.90	0	0.00	1	9,354,901.83	0	0.00	0	0.00	0	0.00	4.769102%	4.716670%	60
10/19/20	0	0.00	2	30,661,237.54	5	32,728,713.34	0	0.00	1	9,368,148.29	0	0.00	0	0.00	0	0.00	4.769242%	4.726637%	61
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																		Page 21 of 31

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
8	1546110	03/01/21	5	6	99,080.71	655,820.39	154,108.42	19,708,885.93	10/20/20	13
9	300801447	08/01/21	0	B	785,961.58	785,961.58	0.00	20,098,800.91	04/13/20	1
16	453011334	08/01/21	0	B	74,396.49	74,396.49	0.00	14,888,506.23	04/12/21	98
22	300801435	12/01/20	8	6	53,000.35	505,235.52	16,498.00	10,759,670.43	10/20/20	13
28	695100637	03/06/20	17	6	41,216.31	726,039.83	12,149.10	9,463,236.02	06/03/19	7			03/10/20
51	300801236	03/01/20	17	6	27,664.82	541,193.88	980,763.65	4,952,081.61	05/05/20	7			11/03/20
Totals					1,081,320.26	3,288,647.69	1,163,519.17	79,871,181.13
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 22 of 31

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		19,895,406	19,895,406	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		5,066,744	5,066,744	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		8,664,358	3,940,000	0		4,724,358
49 - 60 Months		711,937,351	672,588,237	30,138,238		9,210,876
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-21	745,563,860	701,490,388	0	0	30,138,238	13,935,234
Aug-21	746,391,163	702,244,743	0	0	30,184,528	13,961,893
Jul-21	747,214,989	702,995,928	0	0	30,230,622	13,988,440
Jun-21	748,110,795	683,832,240	0	19,613,244	30,648,513	14,016,798
May-21	762,017,760	684,549,420	0	19,644,366	43,780,857	14,043,116
Apr-21	762,914,187	685,317,989	19,678,038	0	43,846,907	14,071,254
Mar-21	763,674,538	686,496,041	0	19,708,886	43,372,266	14,097,345
Feb-21	764,566,551	687,228,654	0	20,101,009	43,107,748	14,129,140
Jan-21	765,264,944	687,800,245	20,127,915	30,523,663	12,658,133	14,154,988
Dec-20	776,644,716	719,208,460	19,808,654	10,759,670	12,687,202	14,180,730
Nov-20	777,374,339	714,090,219	0	30,616,970	23,312,248	9,354,902
Oct-20	778,005,638	714,615,687	0	30,661,238	23,360,565	9,368,148
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 23 of 31

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
8	1546110	19,516,378.37	19,708,885.93	18,200,000.00	07/13/21	(124,486.00)	(0.09060)	12/31/20	12/01/25	290
9	300801447	19,895,406.47	20,098,800.91	106,000,000.00	10/01/15	(3,056,061.98)	(0.66210)	12/31/20	12/01/21	295
16	453011334	14,873,919.59	14,888,506.23	199,000,000.00	11/05/15	11,645,945.72	1.88570	12/31/20	01/01/26	295
22	300801435	10,621,859.15	10,759,670.43	10,400,000.00	04/16/21	327,111.00	0.45500	12/31/20	01/01/26	295
28	695100637	9,210,876.30	9,463,236.02	7,020,000.00	04/28/21	416,468.44	0.62920	12/31/20	03/06/26	293
45	305861045	5,057,676.45	5,057,676.45	9,300,000.00	05/19/21	77,860.00	0.15750	12/31/20	12/01/25	170
51	300801236	4,724,358.14	4,952,081.61	5,800,000.00	05/11/21	(178,722.00)	(0.95690)	06/30/20	04/01/25	222
Totals		83,900,474.47	84,928,857.58	355,720,000.00		9,108,115.18

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 24 of 31

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
8	1546110	LO	NJ	10/20/20	13
	Currently negotiating potential COVID-19 related forbearance with Borrower.

9	300801447	LO	MA	04/13/20	1

COVID related transfer. 9 month forbearance and 12 month loan extension closed on 8/31/20. Loan is currently being monitored. The hotel is dependent on business travel. Occupancy 6/30/21; YTD of 20%, TTM 17%. Forbearance and

	Modification completed . Maturity extended to 12/1/2021. FB period expired 5/1/21. Borrower's requested extension of the forbearance period is under review.

16	453011334	OF	NJ	04/12/21	98

Loan Transfered on 4/12/2021. Special servicer has sent Hello letter, engaged counsel and completed a PNA. The loan is not in default but the cash sweep has been triggered. Borrower and special servicer have reach an agreement in

	principle for a m	odification which includes, most notably, an IO conversion and ongoing cash trap. Modification closing expected first half of September 2021.

22	300801435	RT	IN	10/20/20	13
	Loan transferred for Imminent Monetary Default at borrower's request as a result of the Covid-19 pandemic. Special Servicer is pursuing a foreclosure strategy.

28	695100637	RT	MO	06/03/19	7

Loan transferred to Special Servicing for Imminent Default. Receiver was appointed and has been transitioned into manager as of property foreclosure on 3/10/20. Current business plan is to stabilize the asset with sale projected in July 2022.

45	305861045	LO	MO	07/01/20	1
	Loan transferred for Payment Default as a result of the Covid-19 pandemic. Forbearance and PPP consent agreement executed with Borrower.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 25 of 31

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
51	300801236	LO	TX	05/05/20	7

Took title via foreclosure on 11/3. Third party management is in place. A short term Franchise Agreement with Wyndham has been executed. Property is currently listed for sale on the Ten-X auction platform.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 26 of 31

Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
9	300801447	20,266,218.62	4.93303%	20,239,899.75 4.93303%		9	08/31/20	08/31/20	08/31/20
45	305861045	5,399,361.27	5.00003%	5,399,361.27 5.00003%		10	03/31/21	04/01/20	03/31/21
Totals		25,665,579.89		25,639,261.02
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential									Page 27 of 31

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
47	695100649 06/17/21	5,692,258.02	9,100,000.00	5,876,160.71	159,785.63	5,876,160.71	5,716,375.08	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		5,692,258.02	9,100,000.00	5,876,160.71	159,785.63	5,876,160.71	5,716,375.08	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 28 of 31

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
47	695100649	06/17/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 29 of 31

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
8	0.00	0.00	4,208.23	0.00	0.00	15,138.51	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	(4,181.10)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	3,500.00	0.00	0.00	6,788.46	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	633.50	0.00	0.00	0.00
28	0.00	0.00	3,500.00	0.00	0.00	13,440.16	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	3,500.00	0.00	0.00	3,409.95	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	17,527.13	0.00	0.00	38,777.08	0.00	0.00	633.50	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		56,937.71

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 30 of 31

Supplemental Notes

None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 31 of 31